Financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	€ 102,574	€ 92,879
Non-trading financial assets mandatorily at fair value through profit or loss	5,393	10,730
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	73,420	57,460
Financial assets measured at fair value through other comprehensive income	118,062	121,091
Financial assets at amortised cost	981,046	946,099
Derivatives
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	57,798	55,939
Equity instruments
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	11,133	8,938
Non-trading financial assets mandatorily at fair value through profit or loss	3,367	3,260
Financial assets measured at fair value through other comprehensive income	2,789	2,671
Debt instruments asset
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	33,343	27,800
Non-trading financial assets mandatorily at fair value through profit or loss	1,628	5,587
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	3,496	3,222
Financial assets measured at fair value through other comprehensive income	111,891	116,819
Financial assets at amortised cost	39,382	37,696
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	300	202
Non-trading financial assets mandatorily at fair value through profit or loss	398	1,883
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	69,924	54,238
Financial assets measured at fair value through other comprehensive income	3,382	1,601
Financial assets at amortised cost	941,664	908,403
Loans and advances - Central banks
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	7,105	9,226
Financial assets at amortised cost	19,450	15,601
Loans and advances - Credit institutions
Disclosure of financial assets [line items]
Non-trading financial assets mandatorily at fair value through profit or loss		2
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	39,810	23,097
Financial assets at amortised cost	41,068	35,480
Loans and advances - Customers
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	300	202
Non-trading financial assets mandatorily at fair value through profit or loss	398	1,881
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	23,009	21,915
Financial assets measured at fair value through other comprehensive income	3,382	1,601
Financial assets at amortised cost	€ 881,146	€ 857,322